Operating Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost [Abstract]
Operating lease cost	¥ 114,168	¥ 72,020	¥ 45,339
Lease cost for leases with terms less than one year	36,110	26,684	10,451
Total lease cost	¥ 150,278	¥ 98,704	¥ 55,790